INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Technology USD ($)	Dec. 31, 2012 Technology CNY	Dec. 31, 2012 Non-compete agreement USD ($)	Dec. 31, 2012 Non-compete agreement CNY	Dec. 31, 2012 Customer relationship USD ($)	Dec. 31, 2012 Customer relationship CNY	Dec. 31, 2012 User generated content USD ($)	Dec. 31, 2012 User generated content CNY	Dec. 31, 2012 Domain name, trademark and online video license USD ($)	Dec. 31, 2012 Domain name, trademark and online video license CNY	Dec. 31, 2012 Cayman Islands	Dec. 31, 2012 British Virgin Island StarCloud	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 PRC 1Verge Information	Dec. 31, 2012 PRC HNTE	Dec. 31, 2012 PRC HNTE 1Verge Internet	Dec. 31, 2011 PRC HNTE 1Verge Internet	Dec. 31, 2011 PRC HNTE 1Verge Information	Dec. 31, 2010 PRC HNTE 1Verge Information
INCOME TAXES
Withholding tax rate (as a percent)															0.00%	0.00%
Income tax rate (as a percent)																	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)																							15.00%	15.00%	15.00%	15.00%	15.00%
Withholding tax rate (as a percent)																	10.00%
Losses before income tax
Non-PRC	$ (72,638)	(452,545)	(47,756)	(68,274)
PRC	4,033	25,126	(124,348)	(136,410)
Loss before income taxes	(68,605)	(427,419)	(172,104)	(204,684)
Components of income tax expense or benefit
Current income tax expense	1,050	6,537
Deferred income tax benefit	(1,598)	(9,953)
Income tax benefit	(548)	(3,416)
Reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss
Income tax benefit at PRC statutory rates	(17,151)	(106,855)	(43,026)	(51,171)
International tax rate differential jurisdiction	18,381	114,516	11,939	17,069
Other adjustments	41	254		(876)
Permanent difference	1,270	7,915	6,960	1,076
Change in FIN 48 liability	124	775	1,425	4,086
Effect of preferential tax treatment	1,137	7,086	2,932	8,580
Effect of tax rate change on deferred taxes	(1,211)	(7,542)	(16,382)
Expired net operating losses	2,833	17,652		87
Change in valuation allowance	(5,972)	(37,217)	36,152	21,149
Income tax benefit	(548)	(3,416)
Deferred tax assets, current portion:
Advertising expenses	1,426	8,883	130
Accrued payroll	4,185	26,073	14,434
Accrued expenses	2,059	12,829	66,467
Revenue on last delivery basis	634	3,952	2,220
Bad debt provision	3,743	23,321	758
Others	83	516	516
Valuation allowance	(10,449)	(65,104)	(84,525)
Deferred tax assets, current portion, net	1,681	10,470
Deferred tax liabilities, current portion
Intangible assets appreciation	(22)	(135)
Deferred tax liabilities, current portion	(22)	(135)
Deferred tax assets, non-current portion:
Net operating losses carried forward	38,616	240,582	42,329
Fixed assets (accumulated) depreciation)	426	2,651	1,254
Copyrights amortization	17,027	106,083	17,081
Valuation allowance	(53,846)	(335,472)	(60,664)
Deferred tax assets, non-current portion, net	2,223	13,844
Deferred tax liabilities, non-current portion
Deferred tax liabilities, non-current portion	(38,238)	(238,218)			(1,040)	(6,481)	(290)	(1,808)	(1,548)	(9,647)	(1,440)	(8,957)	(33,920)	(211,325)
Deferred tax liabilities, non-current portion, net	(36,015)	(224,374)
Operating loss carry forwards
Net operating loss available carry forwards per income tax returns	165,331	1,030,029
Unrecognized tax benefits
Beginning balance	3,544	22,076	20,651	16,565
Addition from acquisitions	12,981	80,870
Additions based on tax position of the current year	124	775	1,425	4,086
Reductions for tax positions of the current year	(624)	(3,882)
Reductions due to lapse of applicable statute of limitations	(36)	(226)
Ending balance	15,989	99,613	22,076	20,651
Unrecognized tax benefits that would impact effective tax rate, if recognized	124	775	344
Interest and penalties recorded